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               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                          SUPPLEMENT DATED MAY 1, 2003
                                       TO
                          PROSPECTUS DATED May 1, 2001



This will supplement the prospectus dated May 1, 2001, The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2003.

1. THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
Investment Portfolio assets, including             0.43%               1.86%
management fees, 12b-1/Service fees, and other expenses)

2.  EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         Time             Time          Time           Time
        1 Year           3 Year        5 Year         10 Year
      (a) 838.56     (a) 1,481.30   (a) 2,195.42   (a) 3,628.60
      (b) 695.87     (b) 1,055.36   (b) 1,489.74   (b) 2,244.68

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         Time             Time          Time           Time
        1 Year           3 Year        5 Year         10 Year
      (a) 338.56     (a) 1,031.30   (a) 1,745.42   (a) 3,628.60
      (b) 195.87     (b) 605.36     (b) 1,039.74   (b) 2,244.68

3. Investment Portfolios. The contract offers the investment portfolios which are listed below. Appendix B below sets forth the investment objective of each of the listed investment portfolios. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496.

AIM VARIABLE INSURANCE FUNDS (Series 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series 1 portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolios are available under the contract:

   AllianceBernstein Premier Growth Portfolio (formerly Premier Growth
     Portfolio)
   AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Initial Class portfolios are available under the contract:

   VIP Contrafund Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA)

First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc., serves as the investment adviser for twelve of its portfolios including the Equity Income Portfolio. The following Class A portfolio is available under the contract:

   Equity Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (Class A or Class B (as noted))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio (formerly J.P. Morgan Small Cap
     Stock Portfolio)

METROPOLITAN SERIES FUND, INC. (Class A or Class B (as noted))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class A or Class B (as noted) portfolios are available under the contract:

   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio
   MFS(r) Total Return Portfolio
   Putnam International Stock Portfolio (Class B)
   Met/Putnam Voyager Fund (Class B)
   State Street Research Money Market Portfolio

MFS(r) VARIABLE INSURANCE TRUST (Initial Class)

MFS(r) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(r) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

                  MFS(r) Bond Series
                  MFS(r) Emerging Growth Series
                  MFS(r) High Income Series
                  MFS(r) Investors Trust Series
                  MFS(r) Research Series
                  MFS(r) Strategic Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA (formerly Oppenheimer Main Street Growth
      & Income Fund/VA)
   Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST (Class IB)
--------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

SCUDDER VARIABLE SERIES II

Scudder Variable Series II is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser for the SVS Dreman High Return Equity Portfolio. Dreman Value Management, L.L.C. is the subadvisor for the SVS Dreman High Return Equity Portfolio. The following portfolio is available under the contract:

   SVS Dreman High Return Equity Portfolio

4.  APPENDIX B

Part 1.  INVESTMENT OBJECTIVES AND STRATEGIES

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (Series 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series 1 portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I. International Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. Premier Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (Class A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolios are available under the contract:

AllianceBernstein Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Initial Class portfolios are available under the contract:

     VIP CONTRAFUND  PORTFOLIO

Investment Objective: The Contrafund Portfolio seeks long-term capital appreciation.

     VIP EQUITY-INCOME PORTFOLIO

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

     VIP GROWTH PORTFOLIO

Investment Objective: The Growth Portfolio seeks to achieve capital appreciation.

     VIP GROWTH & INCOME PORTFOLIO

Investment Objective: The Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

     VIP GROWTH OPPORTUNITIES PORTFOLIO

Investment Objective: The Growth Opportunities Portfolio seeks to provide capital growth.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA)

First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc., serves as the investment adviser for twelve of its portfolios including the following portfolio available under the contract:

  Equity Income Portfolio

Investment Objective: The Portfolio's investment objective is long-term growth of capital and income. The Portfolio invests primarily (at least 80% of its total assets) in equity securities of companies that the investment adviser believes are characterized by the ability to pay above average dividends and to finance expected growth and by strong management.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; Templeton Global Advisors, Ltd. is the investment adviser for the Templeton Growth Securities Fund; and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.

Mutual Shares Securities Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Growth Securities Fund

Investment Objective and Principal Investments: The Templeton Growth Securities Fund seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

MET INVESTORS SERIES TRUST (Class A or Class B (as noted))

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

Lord Abbett America's Value Portfolio (Class B)

Investment Objective: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income  Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett  Growth  Opportunities  Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett  Mid-Cap Value  Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) Research International Portfolio

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

Met/Putnam Capital Opportunities Portfolio

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

METROPOLITAN SERIES FUND, INC. (Class A or Class B (as noted))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class A or Class B (as noted)portfolios are available under the contract:

Capital Guardian U.S. Equity Portfolio

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Series is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.

Davis Venture Value Portfolio

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

MFS(R) Total Return Portfolio

Investment Objective: The MFS(r) Total Return Series seeks a favorable total return through investment in a diversified portfolio.

Putnam International Stock Portfolio (Class B)

Investment Objective: The Putnam International Stock Portfolio seeks long-term growth of capital. The portfolio normally invests mostly in the common stocks of companies outside the United States.

Met/Putnam Voyager Fund (Class B)

Investment Objective: The Putnam Large Cap Growth Portfolio seeks capital appreciation. The portfolio normally invests in the common stocks of U.S. companies, with a focus on growth stocks.

State Street Research Money Market Series

Investment Objective: Seeks a high level of current income consistent with preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

MFS(R) Bond Series

Investment Objective: The Series' investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent risk. The Series invests, under normal market conditions, at least 65% of its net assets in the following fixed income securities: corporate bonds, U.S. government securities, and mortgage-backed and asset backed securities.

MFS(R) Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.

MFS(R) High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS(R) Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS(R) Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

MFS(R) Strategic Income Series

Investment Objective: The Series' investment objective is to provide high income and secondly to provide significant capital appreciation. The Series invests primarily in U.S. and foreign government securities.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

Oppenheimer Capital Appreciation Fund/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies.

Oppenheimer High Income Fund/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities.

Oppenheimer Main Street Fund/VA
 formerly Oppenheimer Main Street Growth and Income Fund/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Strategic Bond Fund/VA

Investment Objective: The Fund seeks a high level of current income principally derived from interest on debt securities.

PUTNAM VARIABLE TRUST (Class IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

Putnam VT Equity Income Fund

Investment Objective: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

Putnam VT Growth and Income Fund (Class 1B)

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

SCUDDER VARIABLE SERIES II

Scudder Variable Series II is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser for the SVS Dreman High Return Equity Portfolio. Dreman Value Management, Inc. is the subadvisor for the SVS Dreman High Return Equity Portfolio. The following portfolio is available under the contract:

SVS Dreman High Return Equity Portfolio

Investment Objective: The SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $8.4 billion) and that the portfolio manager believes are undervalued.

Part 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (Class A or Class B (as noted))

Class A:
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(r) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (Class A or Class B (as noted))

   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio
   MFS(r) Total Return Portfolio
   Putnam International Stock Fund (Class B)
   Met/Putnam Voyager Portfolio (Class B)
   State Street Research Money Market Series

PUTNAM VARIABLE TRUST (Class IB)

   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund (Class 1b)


If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (Series 1)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA)

   Equity Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1)

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (Class A)

   J.P. Morgan Quality Bond Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(r) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (Class A or Class B (as noted))

   Putnam International Stock Portfolio (Class B)
   Met/Putnam Voyager Fund (Class B)
   State Street Research Money Market Portfolio

MFS(r) VARIABLE INSURANCE TRUST

   MFS(r) Bond Series
   MFS(r) High Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA

If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (Series 1)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (Class A)

   AllianceBernstein Premier Growth Portfolio
   AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class)

   VIP Contrafund Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1)

   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (Class A)

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(r) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (Class A)

   State Street Research Money Market Portfolio.

MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

   MFS(R) Emerging Growth Series
   MFS(R) High Income Series
   MFS(R) Investors Trust Series
   MFS(R) Research Series
   MFS(R) Strategic Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA)
   Oppenheimer Strategic Bond Fund/VA

If you purchased a DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (Series 1)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (Class A)

   AllianceBernstein Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)

FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class)

   VIP Contrafund Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1)

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (Class A)

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(r) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (Class A)

   State Street Research Money Market Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

   MFS(R) Bond Series
   MFS(R) Emerging Growth Series
   MFS(R) High Income Series
   MFS(R) Investors Trust Series
   MFS(R) Research Series
   MFS(R) Strategic Income Series

SCUDDER VARIABLE SERIES II:

   SVS Dreman High Return Equity Portfolio

If you purchased a PREVAIL VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (Series 1)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class)

   VIP Contrafund Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio

MET INVESTORS SERIES TRUST (Class A)

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(r) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (Class A)

   State Street Research Money Market Series

MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

   MFS(R) Emerging Growth Series
   MFS(R) High Income Series
   MFS(R) Investors Trust Series
   MFS(R) Research Series
   MFS(R) Strategic Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Strategic Bond Fund/VA


5.  DISCONTINUED INVESTMENT PORTFOLIOS

Certain portfolios for certain products are no longer available for allocations of new purchase payments or transfers of contract value (excluding rebalancing and dollar cost averaging programs in existence at the time of termination).